Average Annual Total Returns{- Fidelity Series Bond Index Fund} - 08.31 Fidelity Series Bond Index Fund Pro-04 - Fidelity Series Bond Index Fund	Fidelity Series Bond Index Fund Return Before Taxes Past 1 year	Fidelity Series Bond Index Fund Return Before Taxes Since Inception		Fidelity Series Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Series Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Series Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception
Total	7.65%	7.80%	[1]	6.32%	6.51%	[1]	4.58%	5.44%	[1]	7.51%	7.81%	[1]

[1]	(a)From April 26, 2019